UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Levin Easterly Value Opportunities Fund
A series of The Advisors’ Inner Circle Fund III:

(The Levin Easterly Value Opportunities Fund liquidated on October 9, 2020)

Levin Easterly Value Opportunities Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
VODAFONE GROUP PLC
Security ID: 92857W308
Ticker: VOD
Meeting Date: 28-Jul-20
1.	To receive the Company's accounts, the strategic report and reports of the Directors and the auditor for the year ended 31 March 2020.	Management	For	Voted - For
2.	To elect Jean-François van Boxmeer as a Director	Management	For	Voted - For
3.	To re-elect Gerard Kleisterlee as a Director	Management	For	Voted - For
4.	To re-elect Nick Read as a Director	Management	For	Voted - For
5.	To re-elect Margherita Della Valle as a Director	Management	For	Voted - For
6.	To re-elect Sir Crispin Davis as a Director	Management	For	Voted - For
7.	To re-elect Michel Demaré as a Director	Management	For	Voted - For
8.	To re-elect Dame Clara Furse as a Director	Management	For	Voted - For
9.	To re-elect Valerie Gooding as a Director	Management	For	Voted - For
10.	To re-elect Renee James as a Director	Management	For	Voted - Against
11.	To re-elect Maria Amparo Moraleda Martinez as a Director	Management	For	Voted - For
12.	To re-elect Sanjiv Ahuja as a Director	Management	For	Voted - For
13.	To re-elect David Thodey as a Director	Management	For	Voted - For
14.	To re-elect David Nish as a Director	Management	For	Voted - For
15.	To declare a final dividend of 4.50 eurocents per ordinary share for the year ended 31 March 2020.	Management	For	Voted - For
16.	To approve the Directors' Remuneration Policy set out on pages 102 to 107 of the Annual Report.	Management	For	Voted - For
17.	To approve the Annual Report on Remuneration contained in the Remuneration Report of the Board for the year ended 31 March 2020.	Management	For	Voted - For
18.	To reappoint Ernst & Young LLP as the Company's auditor until the end of the next general meeting at which accounts are laid before the Company.	Management	For	Voted - For
19.	To authorise the Audit and Risk Committee to determine the remuneration of the auditor.	Management	For	Voted - For
20.	To authorise the Directors to allot shares.	Management	For	Voted - For
21.	To authorise the Directors to dis-apply pre-emption rights. (Special Resolution)	Management	For	Voted - For
22.	To authorise the Directors to dis-apply pre-emption rights up to a further 5 per cent for the purposes of financing an acquisition or other capital investment. (Special Resolution)	Management	For	Voted - For
23.	To authorise the Company to purchase its own shares. (Special Resolution)	Management	For	Voted - For
24.	To authorise political donations and expenditure.	Management	For	Voted - For
25.	To authorise the Company to call general meetings (other than AGMs) on 14 clear days' notice. (Special Resolution)	Management	For	Voted - For
26.	To approve the rules of the Vodafone Share Incentive Plan (SIP).	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 20, 2021